Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Apr. 11, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Global Tactical Asset Allocation Portfolio | Global Tactical Asset Allocation Portfolio | Class I
Risk/Return:
Trading Symbol	UIMPX
Emerging Markets Equity Portfolio | Emerging Markets Equity Portfolio | Class I
Risk/Return:
Trading Symbol	UEMEX
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	UMGPX
US Real Estate Portfolio | US Real Estate Portfolio | Class I
Risk/Return:
Trading Symbol	UUSRX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class I
Risk/Return:
Trading Symbol	UFIPX
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class I
Risk/Return:
Trading Symbol	UEMDX